Taxes - Income tax - Net deferred tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Net deferred tax assets - opening balance	€ (493)	€ (181)
Change in income statement	(97)	(212)	€ (396)
Change in other comprehensive income	(117)	(98)	(9)
Change in retained earnings		5
Change in the scope of consolidation	(21)	(1)	(2)
Translation adjustment	25	(5)	(10)
Reclassifications and other items		(1)	(2)
Net deferred tax assets - closing balance	€ (704)	€ (493)	€ (181)